Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of initial fixed $100 investment based on:
Year	Summary Compensation table total for CEO(a)	Compensation Actually Paid to CEO(b)	Average Summary Compensation Table for non-CEO named executive officers(c)	Average compensation actually paid to non-CEO named executive officers(b)(c)	Total Shareholder Return(d)	Peer Group Total Shareholder Return(d)	Net Income/Loss (In Thousands)	Adjusted Free Cash Flow(e) (In Thousands)
2022	$4,196,205	$(1,513,003)	$1,641,135	$236,676	$76.79	$154.35	$1,209,816	$622,698
2021	$5,709,479	$13,034,840	$1,909,774	$3,256,601	$97.83	$106.21	$365,151	$274,172
2020	$6,128,525	$912,538	$2,367,554	$1,046,732	$27.25	$63.69	$(2,533,621)	$10,705

Company Selected Measure Name	Adjusted free cash flow
Named Executive Officers, Footnote [Text Block]	Mr. Gatto was the CEO for each of 2020, 2021, and 2022.For 2022, the other NEOs were Dr. Balmer, Ms. Ecklund, and Messrs. Haggard and Conaway. For 2021, the other NEOs were Dr. Balmer, Ms. Ecklund, and Messrs. Haggard, Ulm, and Conaway. For 2020, the other NEOs were Dr. Balmer, Ms. Ecklund, and Messrs. Ulm and Conaway.
Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed income of $100. The peer group used for TSR comparisons is the XOP index.
PEO Total Compensation Amount	$ 4,196,205	$ 5,709,479	$ 6,128,525
PEO Actually Paid Compensation Amount	$ (1,513,003)	13,034,840	912,538
Adjustment To PEO Compensation, Footnote [Text Block]	The SEC requires an additional disclosure that reconciles the differences between our CEO and NEO Summary Compensation Table (“SCT”) pay and Compensation Actually Paid (“CAP”) as defined and calculated under applicable SEC rules. Once SCT pay is calculated, CAP is adjusted to include the fair market value of equity awards as of December 31st of 2020, 2021, and 2022. Our NEOs do not participate in benefit programs requiring an adjustment for pension benefits calculation. The following table provides the adjustments made between SCT pay and CAP.

Year	CEO/NEO	Summary Compensation table total	Remove Value of Equity Awards Granted(1)	Prior Year Equity Award Adjustments(2)	Compensation Actually Paid
2022	CEO	$4,196,205	$(1,828,585)	$(3,880,623)	$(1,513,003)
	Other NEOs	$1,641,135	$(611,120)	$(793,339)	$236,676
2021	CEO	$5,709,479	$(2,092,309)	$9,417,670	$13,034,840
	Other NEOs	$1,909,774	$(648,678)	$1,995,505	$3,256,601
2020	CEO	$6,128,525	$(3,945,450)	$(1,270,537)	$912,538
	Other NEOs	$2,367,554	$(1,373,630)	$52,808	$1,046,732

(1) Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively.
(2) Reflects the fair value/change in fair value of the awards at year end or upon vesting; RSUs are revalued using updated stock price on 12/30/22.

Non-PEO NEO Average Total Compensation Amount	$ 1,641,135	1,909,774	2,367,554
Non-PEO NEO Average Compensation Actually Paid Amount	$ 236,676	3,256,601	1,046,732
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The SEC requires an additional disclosure that reconciles the differences between our CEO and NEO Summary Compensation Table (“SCT”) pay and Compensation Actually Paid (“CAP”) as defined and calculated under applicable SEC rules. Once SCT pay is calculated, CAP is adjusted to include the fair market value of equity awards as of December 31st of 2020, 2021, and 2022. Our NEOs do not participate in benefit programs requiring an adjustment for pension benefits calculation. The following table provides the adjustments made between SCT pay and CAP.

Year	CEO/NEO	Summary Compensation table total	Remove Value of Equity Awards Granted(1)	Prior Year Equity Award Adjustments(2)	Compensation Actually Paid
2022	CEO	$4,196,205	$(1,828,585)	$(3,880,623)	$(1,513,003)
	Other NEOs	$1,641,135	$(611,120)	$(793,339)	$236,676
2021	CEO	$5,709,479	$(2,092,309)	$9,417,670	$13,034,840
	Other NEOs	$1,909,774	$(648,678)	$1,995,505	$3,256,601
2020	CEO	$6,128,525	$(3,945,450)	$(1,270,537)	$912,538
	Other NEOs	$2,367,554	$(1,373,630)	$52,808	$1,046,732

(1) Represents the grant date fair value and average grant date fair value of the equity awards granted to the CEO and NEOs, respectively.
(2) Reflects the fair value/change in fair value of the awards at year end or upon vesting; RSUs are revalued using updated stock price on 12/30/22.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Pay Versus TSR 2020-2022

Compensation Actually Paid vs. Net Income [Text Block]

Pay Versus Net Income 2020-2022

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Pay Versus Adjusted Free Cash Flow 2020-2022

Total Shareholder Return Vs Peer Group [Text Block]

Stock Price Return Performance Chart

Tabular List [Table Text Block]

Important Financial Performance Measures
•Adjusted Free Cash Flow	•Leverage - Net Debt to EBITDA
•Cash Return on Cash Invested	•Return on Capital Employed
•Corporate Cash Margin	•Stock Price Performance
•GHG Intensity

Total Shareholder Return Amount	$ 76.79	97.83	27.25
Peer Group Total Shareholder Return Amount	154.35	106.21	63.69
Net Income (Loss)	$ 1,209,816,000	$ 365,151,000	$ (2,533,621,000)
Company Selected Measure Amount	622,698,000	274,172,000	10,705,000
PEO Name	Mr. Gatto
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted Free Cash Flow
Non-GAAP Measure Description [Text Block]	Adjusted free cash flow is defined as adjusted EBITDA minus the sum of operational capital, capitalized interest, capitalized general and administrative expense and interest expense. Adjusted EBITDA and Adjusted free cash flow are non-GAAP financial measures. See Appendix A for additional information regarding non-GAAP financial measures, including a reconciliation of non-GAAP financial measures to the nearest comparable GAAP measures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Cash Return on Cash Invested
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Corporate Cash Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•GHG Intensity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•Leverage - Net Debt to EBITDA
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	•Return on Capital Employed
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	•Stock Price Performance
PEO [Member] | Adjustment, Remove Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,828,585)	$ (2,092,309)	$ (3,945,450)
PEO [Member] | Adjustment, Prior Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,880,623)	9,417,670	(1,270,537)
Non-PEO NEO [Member] | Adjustment, Remove Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(611,120)	(648,678)	(1,373,630)
Non-PEO NEO [Member] | Adjustment, Prior Year Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (793,339)	$ 1,995,505	$ 52,808